Evaluation Tools At Customers (Schedule Of Changes In The Amount Of Evaluation Tools) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Evaluation Tools At Customers [Abstract]
Beginning Balance	€ 6,644	€ 11,282
Evaluation tools shipped	14,901	5,381
Depreciation	(2,518)	(2,477)
Evaluation tools sold	(7,830)	(8,526)
Transfer from inventories	1,913
Foreign currency translation effect	877	984
Ending Balance	€ 13,987	€ 6,644
Useful lives in years	5